Finance income and expenses - Finance income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Income And Expenses [Abstract]
Interest income on debt instruments measured at amortized cost	$ 58.0	$ 52.5	$ 64.2
Interest income on debt instruments at fair value through other comprehensive income	74.1	67.9	78.0
Profits reclassified to profit or loss on derecognition of debt instruments at fair value through other comprehensive income	1.0
Net foreign currency exchange rate differences		28.8
Total finance income	$ 133.1	$ 149.2	$ 142.2